Stock-Based Compensation - Schedule of Classification of RSU's Expenses (Details) - RSUs [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 2,624	$ 3,783
Cost of Revenue [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	184	223
Research and Development [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	1,266	1,736
Sales and Marketing [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	640	1,169
General and Administrative [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 534	$ 655